united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/20

Item 1. Reports to Stockholders.

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

Semi-Annual Report
May 31, 2020

www.nsinvestfunds.com
Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.nsinvestfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

The North Star Mutual Fund Family consists of four funds; The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, and the North Star Bond Fund. The first three funds share the objective of producing long-term capital appreciation by investing primarily in the common stocks of publicly traded companies that are trading at attractive enterprise values relative to their free cash flow, while the fourth invests in fixed income securities to generate monthly income:

☐	The North Star Opportunity Fund’s range of investments may include smaller, underfollowed companies to the largest multinational organizations as well as fixed income securities. The result is a diversified Micro to Macro portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility. As of 05-31-2020, 49.5% of the portfolio is in large and mid- cap stocks, and 22.2% in small and micro-cap stocks, with 9.2% in fixed income securities and 19.1% in cash and Treasury bills.

☐	The North Star Micro Cap Fund invests in the common stocks of misunderstood or underfollowed companies with under $1 billion capitalizations.

☐	The North Star Dividend Fund’s primary objective is to generate monthly income. The Fund seeks to achieve its objectives by investing in a diversified portfolio of common stocks of companies with under $ 2.5 billion market capitalizations which offer attractive dividend yields.

☐	The North Star Bond Fund will generally focus on bonds issued by companies with market capitalizations of less than $2.5 billion.

The first half of our fiscal year got off to a strong start, with the S&P 500 advancing over 15% to new record highs by February 19th. The next four weeks the market sank 32%, its worst monthly decline in history, as the concerns over the COVID-19 pandemic wreaked havoc on global economies. A combination of unprecedented multi-trillion-dollar stimulus and multi-trillion dollar asset purchases authorized by the Fed restored confidence to the financial markets at the end of March, and the S&P 500 recouped approximately 65% of its losses by the end of May. The economic dislocation created “winners” and “losers” as the fortunes of many businesses changed dramatically. In response we shifted our portfolios towards those who we believe would benefit from a more virtual economy and away from businesses that require social interaction to drive revenues.

The Dollar has experienced increased volatility during this period but ended the six months almost exactly where it started. The yield on the Ten-Year Treasury, on the other hand, remained steady during the pre-COVID-19 period, but then dropped almost on a straight line from 1.63% to 0.65%, reflecting the dramatic global economic downturn. The economic data fell off a cliff, with record surges in unemployment and declines in confidence and activity. During this period of dislocation and volatility in the market, we made numerous changes to our portfolios to reposition them for the business conditions we now envision, which are very different than our expectations 6 months ago. Specifically, stronger balance sheets became paramount, as well as businesses that engage in or support e-commerce. We also established positions in companies where we felt their shares were being overly punished due to short-term struggles, as we believe that eventually this pandemic will be behind us. The Funds’ results for the period ending 05-31-2020 are detailed below.

THE CIVIC OPERA BUILDING ● 20 NORTH WACKER DRIVE ● SUITE 1416 ● CHICAGO, ILLINOIS 60606
312.580.0900 PHONE ● 312.580.0901 FAX

5860-NLD-7/2/2020

	Total Return for
	the 6 Month	NAV	Distributions	NAV	Total Assets
Fund	Period	05/31/2020	During Period	11/30/2019	(in 000’s)
North Star Opportunity Fund A	(2.43)%	$13.64	$0.0692	$14.05	$25,536
North Star Opportunity Fund I	(2.32)%	$13.59	$0.0867	$14.00	$92,891
North Star Micro Cap Fund I	(6.24)%	$24.36	$0.1312	$26.11	$64,273
North Star Dividend Fund I	(19.50)%	$16.18	$0.2125	$20.35	$59,690
North Star Bond Fund I	(4.91)%	$9.04	$0.1779	$9.69	$23,881

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For current performance information, please visit www.nsinvestfunds.com or call 1-312-580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Our outlook for the rest of 2020 is cautious. Until there is a coronavirus vaccine many consumers will remain reluctant to reenter society and business will have a very difficult time planning. We are in unchartered waters in terms of fiscal stimulus programs and Fed policies. The elections in November also introduce tremendous uncertainties. We take note of the spike in the personal savings rate, the rise in gold prices, and the elevated level of the CBOE Volatility Index as indications that those waters could be very choppy in the near-term.

We thank you for your investment in the North Star Funds.

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

THE CIVIC OPERA BUILDING ● 20 NORTH WACKER DRIVE ● SUITE 1416 ● CHICAGO, ILLINOIS 60606
312.580.0900 PHONE ● 312.580.0901 FAX

5860-NLD-7/2/2020

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

The Fund’s performance* figures for the periods ended May 31, 2020, compared to its benchmark:

					Since	Since
			Five Year	Ten Year	Inception**	Inception***
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
North Star Opportunity Fund – Class A	(2.43)%	9.83%	4.49%	N/A	8.43%	N/A
North Star Opportunity Fund – Class A with load	(8.06)%	3.48%	3.27%	N/A	7.67%	N/A
North Star Opportunity Fund – Class I (a)	(2.32)%	10.06%	4.67%	7.74%	N/A	5.39%
Morningstar Moderately Aggressive Target Risk Index (b)	(5.26)%	4.47%	5.43%	8.39%	8.57%	5.75%
S&P 500 Total Return Index (c)	(2.10)%	12.84%	9.86%	13.15%	13.80%	8.12%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratios (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2020, are 1.56% and 1.35% for Class A and Class I shares, respectively. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 15, 2011.

***	Inception date is December 31, 2006 (Predecessor Fund).

(a)	The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar Moderately Aggressive Target Risk Index is one of five asset allocation indexes in the Morningstar Target Risk Index series, that seeks approximately 80% exposure to global equity markets. The Morningstar Moderately Aggressive Target Risk Index is more suitable for the Fund’s objective.

(c)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
May 31, 2020

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Pharmaceuticals	10.4%
Internet	8.2%
Retail	6.8%
Limited Partnership	6.3%
Media	6.1%
Semiconductors	4.9%
Banks	4.5%
Electrical Components & Equipment	4.4%
Telecommunications	4.1%
Diversified Financial Services	3.9%
Other Industries	21.2%
Short-Term Investments and Other Assets Net of Liabilities	19.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Micro Cap Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

The Fund’s performance* figures for the periods ended May 31, 2020, compared to its benchmark:

					Since
			Five Year	Ten Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Micro Cap Fund – Class I (a)	(6.24)%	(0.92)%	1.89%	7.17%	9.18%
Morningstar US Small Value PR Index (b)	(26.20)%	(20.41)%	(4.37)%	3.70%	4.44%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2020, is 1.44% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 31, 1997 (Predecessor Fund).

(a)	The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Retail	21.7%
Leisure Time	10.1%
Electronics	7.9%
Commercial Services	7.8%
Apparel	5.0%
Household Products/Wares	4.7%
Electrical Components & Equipment	4.4%
Metal Fabricate/Hardware	4.2%
Machinery - Diversified	3.6%
Telecommunications	2.8%
Other Industries	20.2%
Short-Term Investments and Other Assets Net of Liabilities	7.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Dividend Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

The Fund’s performance* figures for the periods ended May 31, 2020, compared to its benchmark:

					Since
			Five Year	Ten Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Dividend Fund – Class I (a)	(19.50)%	(9.73)%	2.29%	7.39%	8.01%
Morningstar US Small Value PR Index (b)	(26.20)%	(20.41)%	(4.37)%	3.70%	4.36%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2020, is 1.44% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is February 1, 2010.

(a)	The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Banks	7.8%
REITS	6.7%
Commercial Services	6.5%
Food	4.9%
Apparel	4.7%
Chemicals	4.7%
Leisure Time	4.6%
Media	4.4%
Textiles	4.2%
Auto Parts & Equipment	3.8%
Other Industries	36.3%
Short-Term Investments and Other Assets Net of Liabilities	11.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Bond Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

The Fund’s performance* figures for the periods ended May 31, 2020, compared to its benchmark:

				Since
			Five Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)
North Star Bond Fund – Class I	(4.91)%	(2.24)%	1.33%	1.47%
Bloomberg Barclays U.S. High Yield Ba/B Index (a)	(1.43)%	3.91%	4.57%	5.08%

*	Past performance is not predictive of future results. Shares held for less than 30 days are subject to a 2.00% redemption fee. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2020, is 1.64% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Performance figure is not annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 19, 2014.

(a)	The Bloomberg Barclays U.S. High Yield Ba/B Index measures the performance of bonds with Ba or B ratings.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Retail	10.1%
Banks	7.0%
Household Products/Wares	6.8%
Telecommunications	6.4%
Media	6.1%
Food	5.8%
Diversified Financial Services	3.6%
Private Equity	3.5%
Machinery - Diversified	3.4%
Trucking & Leasing	3.3%
Other Industries	35.4%
Short-Term Investments and Other Assets Net of Liabilities	8.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2020

Shares		Fair Value

	COMMON STOCK - 71.7%
	AEROSPACE/DEFENSE - 0.3%
5,000	Raytheon Technologies Corp.	$322,600

	AUTO MANUFACTURERS - 1.9%
156,653	Blue Bird Corp. *	2,247,971

	BANKS - 3.1%
105,000	Bank of America Corp.	2,532,600
12,000	JPMorgan Chase & Co.	1,167,720
		3,700,320
	BEVERAGES - 0.5%
5,000	PepsiCo, Inc .
		657,750
	BIOTECHNOLOGY - 0.5%
7,000	Gilead Sciences, Inc.	544,810

	COMMERCIALS SERVICES - 2.8%
200,379	BG Staffing, Inc.	2,091,957
51,000	K12, Inc. *	1,255,620
		3,347,577
	COMPUTERS - 2.1%
7,700	Apple, Inc.	2,448,138

	DIVERSIFIED FINANCIAL SERVICES - 3.2%
1,800	BlackRock, Inc.	951,552
107,000	Lazard Ltd.	2,874,020
		3,825,572
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
1,098,000	Orion Energy Systems, Inc. *	4,919,040
252,000	Pioneer Power Solutions, Inc. *	249,480
		5,168,520
	ELECTRONICS - 0.6%
68,000	Turtle Beach Corp. *	719,440

	HOUSEHOLD PRODUCTS/WARES - 2.2%
121,601	Acme United Corp.	2,601,045

	INTERNET - 8.2%
1,900	Alphabet, Inc. - Class A *	2,723,688
950	Amazon.com, Inc. *	2,320,251
5,300	Facebook, Inc. *	1,192,977
500,000	US Auto Parts Network, Inc. *	3,485,000
		9,721,916
	LIMITED PARTNERSHIP - 6.3%
71,000	Blackstone Group LP - MLP	4,032,800
125,000	KKR & Co. LP	3,468,750
		7,501,550
	INVESTMENT COMPANIES - 0.9%
65,000	Compass Diversified Holdings	1,103,050

	MEDIA - 5.2%
956,111	Lee Enterprises, Inc. *	1,061,283
140,000	Meredith Corp.	2,091,600
145,000	ViacomCBS, Inc.	3,007,300
		6,160,183

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

Shares		Fair Value

	COMMON STOCK - 71.7% (Continued)
	PHARMACEUTICALS - 10.4%
26,000	AbbVie, Inc.	$2,409,420
46,000	Bristol-Myers Squibb Co.	2,747,120
21,000	Cardinal Health, Inc.	1,148,490
51,000	CVS Health Corp.	3,344,070
19,000	Zoetis, Inc. - Class A	2,648,410
		12,297,510
	REITS - 2.1%
195,000	Monmouth Real Estate Investment Corp.	2,531,100

	RETAIL - 5.8%
200,000	Denny’s Corp. *	2,169,000
20,000	Target Corp.	2,446,600
104,000	Wendy’s Co.	2,211,040
		6,826,640
	SEMICONDUCTORS - 4.9%
57,000	Advanced Micro Devices, Inc. *	3,066,600
24,000	Applied Materials, Inc.	1,348,320
17,000	QUALCOMM, Inc.	1,374,960
		5,789,880
	SOFTWARE - 2.6%
25,000	Paychex, Inc.	1,807,000
7,000	salesforce.com, Inc. *	1,223,530
		3,030,530
	TELECOMMUNICATIONS - 2.7%
72,000	AT&T, Inc.	2,221,920
20,000	Cisco Systems, Inc.	956,400
		3,178,320
	TRANSPORTATION - 1.0%
12,000	United Parcel Service, Inc.	1,196,520

	TOTAL COMMON STOCK (Cost - $63,256,938)	84,920,942

	PREFERRED STOCK - 4.0%
	BANKS - 1.4%
855,000	Citigroup, Inc., 5.95%	859,438
835,000	Morgan Stanley, 5.55%	743,342
		1,602,780
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
39,548	B. Riley Financial, Inc., 6.375%	813,107

	INVESTMENT COMPANIES - 1.9%
39,661	Compass Diversified Holdings, 7.25%	846,762
60,903	Compass Diversified Holdings, 7.875%	1,408,686
		2,255,448

	TOTAL PREFERRED STOCK (Cost - $4,787,943)	4,671,335

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 5.1%
	BUILDING MATERIALS - 0.5%
$650,000	U.S. Concrete, Inc.	6.375	6/1/2024	$648,443

	ELECTRONICS - 0.7%
800,000	ADT Corp.	6.250	10/15/2021	829,124

	MEDIA - 0.9%
1,170,000	Meredith Corp.	6.875	2/1/2026	1,087,111

	MINING - 0.6%
700,000	Compass Minerals International, Inc. ^	4.875	7/15/2024	697,302

	RETAIL - 1.0%
1,152,000	Wendy’s International LLC	7.000	12/15/2025	1,150,923

	TELECOMMUNICATIONS - 1.4%
1,705,000	Consolidated Communications, Inc.	6.500	10/1/2022	1,640,202

	TOTAL CORPORATE BONDS (Cost - $6,181,024)			6,053,105

Shares
	SHORT-TERM INVESTMENTS - 17.8%
	MONEY MARKET FUND - 17.8%
21,125,266	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 0.08% ** (Cost - $21,125,266)			21,125,266

	TOTAL INVESTMENTS - 98.6% (Cost - $95,351,171)			$116,770,648
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.4%			1,656,614
	NET ASSETS - 100.0%			$118,427,262

*	Non-income producing security.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a market value of $697,302 and 0.6% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

LLC - Limited Liability Company

LP - Limited Partnership

MLP - Master Limited Partnership

REITS - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2020

Shares		Fair Value

	COMMON STOCK - 92.4%
	APPAREL - 5.0%
44,000	Lakeland Industries, Inc. *	$638,000
91,500	Rocky Brands, Inc.	1,897,710
65,400	Superior Group of Cos, Inc.	654,654
		3,190,364
	AUTO MANUFACTURERS - 2.2%
100,000	Blue Bird Corp. *	1,435,000

	AUTO PARTS & EQUIPMENT - 2.6%
56,231	Miller Industries, Inc.	1,666,125

	BANKS - 1.7%
64,500	Heritage Commerce Corp.	524,385
29,000	Sierra Bancorp	546,360
		1,070,745
	BEVERAGES - 0.3%
278,942	Truett-Hurst, Inc. - Class A * # <	221,340

	BUILDING MATERIALS - 0.5%
16,000	Apogee Enterprises, Inc.	330,400

	COMMERCIAL SERVICES - 7.8%
270,000	ARC Document Solutions, Inc.	275,400
72,700	Collectors Universe, Inc.	1,616,848
62,000	K12, Inc. *	1,526,440
80,000	SP Plus Corp. *	1,629,600
		5,048,288
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
610,000	Orion Energy Systems, Inc. *	2,732,800
62,700	Pioneer Power Solutions, Inc. *	62,073
		2,794,873
	ELECTRONICS - 7.9%
23,500	Allied Motion Technologies, Inc.	850,465
58,500	Napco Security Technologies, Inc. *	1,329,120
242,200	Turtle Beach Corp. *	2,562,476
109,000	ZAGG, Inc. *	325,365
		5,067,426
	ENGINEERING & CONSTRUCTION - 1.1%
73,200	Great Lakes Dredge & Dock Corp. *	678,564

	HAND/MACHINE TOOLS - 1.6%
110,951	QEP Co., Inc. * <	1,046,268

	HOUSEHOLD PRODUCTS/WARES - 4.7%
109,481	Acme United Corp.	2,341,799
18,000	Central Garden & Pet Co. *	660,420
		3,002,219
	INTERNET - 1.2%
102,000	Points International Ltd. *	763,980

	LEISURE TIME - 10.1%
35,454	Bowl America, Inc.	314,122
256,500	Escalade, Inc.	2,585,520
46,500	Johnson Outdoors, Inc. - Class A	3,608,865
		6,508,507
	LODGING - 1.3%
150,000	Century Casinos, Inc. *	820,500

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

Shares		Fair Value

	COMMON STOCK - 92.4% (Continued)
	MACHINERY - DIVERSIFIED - 3.6%
21,900	Alamo Group, Inc.	$2,262,708
1,000	Tennant Co.	63,940
		2,326,648
	MEDIA - 0.2%
143,350	NTN Buzztime, Inc. * #	160,552

	METAL FABRICATE/HARDWARE - 4.2%
114,000	Eastern Co.	2,132,940
18,925	Lawson Products, Inc. *	587,811
		2,720,751
	MINING - 2.6%
23,000	United States Lime & Minerals, Inc.	1,705,680

	OFFICE FURNISHINGS - 0.9%
49,500	Kimball International, Inc.	553,905

	OIL & GAS - 0.8%
200,000	Evolution Petroleum Corp.	488,000

	REAL ESTATE - 0.6%
23,000	Postal Realty Trust, Inc.	389,390

	RETAIL - 21.7%
149,800	1-800-Flowers.com, Inc. *	3,316,572
108,900	Bassett Furniture Industries, Inc.	696,960
86,000	Boot Barn Holdings, Inc. *	1,847,280
203,000	Del Taco Restaurants, Inc. *	1,238,300
63,500	Denny’s Corp. *	688,657
138,000	Movado Group, Inc.	1,449,000
675,000	US Auto Parts Network, Inc. *	4,704,750
		13,941,519
	TELECOMMUNICATIONS - 2.8%
440,000	Alaska Communications Systems Group, Inc.	1,148,400
110,000	Consolidated Communications Holdings, Inc. *	666,600
		1,815,000
	TEXTILES - 2.6%
335,468	Crown Crafts, Inc.	1,643,793

	TOTAL COMMON STOCK (Cost - $53,372,204)	59,389,837

	SHORT-TERM INVESTMENTS - 7.0%
	MONEY MARKET FUND - 7.0%
4,519,778	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.11% ** (Cost - $4,519,778)	4,519,778

	TOTAL INVESTMENTS - 99.4% (Cost - $57,891,982)	$63,909,615
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.6%	363,584
	NET ASSETS - 100.0%	$64,273,199

*	Non-income producing security.

#	Affiliated issuer.

<	Illiquid security. At May 31, 2020, these securities amounted to 2.0% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2020

Shares		Fair Value

	COMMON STOCK - 88.6%
	APPAREL - 4.7%
103,500	Rocky Brands, Inc.	$2,146,590
34,000	Weyco Group, Inc.	634,780
		2,781,370
	AUTO PARTS & EQUIPMENT - 3.8%
62,000	Douglas Dynamics, Inc.	2,265,480

	BANKS - 7.8%
15100	Bank of Hawaii Corp.	971,383
19,500	Banner Corp.	732,420
48,500	Bar Harbor Bankshares	956,420
70,600	First Financial Bancorp	938,274
20,800	First Hawaiian, Inc.	358,800
61,500	Umpqua Holdings Corp.	700,485
		4,657,782
	BUILDING MATERIALS - 2.9%
30,100	Apogee Enterprises, Inc.	621,565
179,800	LSI Industries, Inc.	1,103,972
		1,725,537
	CHEMICALS - 4.7%
69,500	Oil-Dri Corporation of America	2,462,385
19,000	Valvoline, Inc.	348,650
		2,811,035
	COMMERCIAL SERVICES - 6.5%
21,200	ABM Industries, Inc.	651,476
126,800	BG Staffing, Inc.	1,323,792
72,000	Collectors Universe, Inc.	1,601,280
31,000	Resources Connection, Inc.	340,690
		3,917,238
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
23,200	Sprott, Inc. <	649,686

	ELECTRIC - 1.0%
14,000	Otter Tail Corp.	600,740

	FOOD - 4.9%
57,000	B&G Foods, Inc.	1,323,540
186,875	Rocky Mountain Chocolate Factory, Inc.	801,694
34,000	Village Super Market, Inc. - Class A	813,620
		2,938,854
	FOOD SERVICE - 2.8%
69,000	Healthcare Services Group, Inc.	1,650,480

	GAS - 3.3%
18,350	Northwest Natural Holding Co.	1,176,419
29,225	RGC Resources, Inc.	771,540
		1,947,959
	HEALTHCARE - SERVICES - 0.5%
50,700	Psychemedics Corp.	294,060

	HOME FURNISHINGS - 1.1%
64,000	Flexsteel Industries, Inc.	635,520

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

Shares		Fair Value

	COMMON STOCK - 88.6% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 3.2%
234,000	ACCO Brands Corp.	$1,448,460
21,000	Acme United Corp.	449,190
		1,897,650
	INSURANCE - 2.3%
559,220	Marketing Alliance, Inc. # <	1,384,068

	INVESTMENT COMPANIES - 2.3%
82,000	Compass Diversified Holdings - MLP	1,391,540

	LEISURE TIME - 4.6%
32,142	Bowl America, Inc.	284,778
245,000	Escalade, Inc.	2,469,600
		2,754,378
	MEDIA - 4.4%
632,876	A.H. Belo Corp.	980,958
30,000	John Wiley & Sons, Inc.	1,206,000
14,900	Value Line, Inc.	424,650
		2,611,608
	OFFICE FURNISHINGS - 2.6%
94,467	Kewaunee Scientific Corp.	902,160
57,000	Steelcase, Inc.	660,060
		1,562,220
	OFFICE/BUSINESS EQUIPMENT - 1.5%
143,400	AstroNova, Inc.	922,062

	OIL & GAS - 0.9%
223,000	Evolution Petroleum Corp.	544,120

	REAL ESTATE - 2.3%
25,000	McGrath RentCorp.	1,394,000

	REITS - 6.7%
15,000	Innovative Industrial Properties, Inc.	1,225,800
193,000	Monmouth Real Estate Investment Corp.	2,505,140
45,500	Tanger Factory Outlet Centers, Inc.	279,825
		4,010,765
	SAVINGS & LOANS - 1.7%
33,200	Berkshire Hills Bancorp, Inc.	359,224
29,500	Pacific Premier Bancorp, Inc.	637,790
		997,014
	TELECOMMUNICATIONS - 2.4%
69,000	Telephone and Data Systems, Inc.	1,413,810

	TEXTILES - 4.2%
510,000	Crown Crafts, Inc. #	2,499,000

	TRUCKING & LEASING - 1.5%
14,000	GATX Corp.	878,360

	WATER - 2.9%
164,000	Global Water Resources, Inc.	1,763,000

	TOTAL COMMON STOCK (Cost - $56,116,728)	52,899,336

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

Shares		Fair Value

	SHORT-TERM INVESTMENTS - 13.8%
	MONEY MARKET FUND - 13.8%
8,203,697	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.11% ** (Cost - $8,203,697)	$8,203,697

	TOTAL INVESTMENTS - 102.4% (Cost - $64,320,425)	$61,103,033
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (2.4)%	(1,412,586)
	NET ASSETS - 100.0%	$59,690,447

#	Affiliated issuer.

<	Illiquid security. At May 31, 2020, the illiquid security amounted to 3.4% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

MLP - Master Limited Partnership

REITS - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2020

Shares				Fair Value

	COMMON STOCK - 0.2%
	OIL & GAS SERVICES - 0.2%
2,385	Bristow Group, Inc. ^ * < (Cost - $563,736)			$45,225

	PREFERRED STOCK - 21.1%
	BANKS - 7.0%
16,000	Bank of America Corp., 4.00%			371,200
18,000	GMAC Capital Trust I, 8.47%			406,620
6,000	JPMorgan Chase & Co., 6.15%			152,520
250,000	Mellon Capital IV, 4.00%			223,939
10,000	US Bancorp, 6.50%			267,500
250,000	Wachovia Cap Trust III, 5.57%			249,620
				1,671,399
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
300,000	American Express Co., 4.03%			250,956
29,500	B. Riley Financial, Inc., 6.375%			606,520
				857,476
	ENTERTAINMENT - 1.9%
19,000	Chicken Soup For The Soul Entertainment, Inc., 9.75%			441,750

	INVESTMENT COMPANIES - 2.7%
26,000	Compass Diversified Holdings, 7.25%			555,100
4,000	Compass Diversified Holdings, 7.875%			92,520
				647,620
	MEDIA - 1.2%
300,000	Viacom, Inc., 5.875%			286,546

	PRIVATE EQUITY - 1.2%
11,000	KKR & Co., Inc., 6.75%			286,880

	REITS - 2.3%
22,000	Monmouth Real Estate Investment Corp., 6.125%			550,000

	TRUCKING & LEASING - 1.2%
12,000	General Finance Corp., 8.125%			293,160

	TOTAL PREFERRED STOCK (Cost - $5,318,356)			5,034,831

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 63.0%
	APPAREL - 3.0%
$850,000	Under Armour, Inc.	3.250	6/15/2026	709,750

	BUILDING MATERIALS - 2.9%
700,000	U.S. Concrete, Inc.	6.375	6/1/2024	698,324

	CHEMICALS - 2.8%
655,000	CF Industries, Inc.	3.450	6/1/2023	661,134

	COMMERCIAL SERVICES - 2.9%
250,000	ADT Security Corp.	6.250	10/15/2021	259,101
425,000	ADT Security Corp.	3.500	7/15/2022	429,724
				688,825

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 63.0% (Continued)
	COSMETICS & TOILETRIES - 2.7%
$625,000	Edgewell Personal Care Co.	4.700	5/24/2022	$645,697

	DISTRIBUTION/WHOLESALE - 2.5%
495,000	Anixter, Inc.	5.125	10/1/2021	507,932
100,000	Anixter, Inc.	5.500	3/1/2023	101,615
				609,547
	FOOD - 5.8%
718,000	Ingles Markets, Inc.	5.750	6/15/2023	724,738
650,000	TreeHouse Foods, Inc.	4.875	3/15/2022	652,688
				1,377,426
	HOUSEHOLD PRODUCTS/WARES - 6.8%
800,000	ACCO Brands Corp. **	5.250	12/15/2024	806,916
800,000	Central Garden & Pet Co.	6.125	11/15/2023	820,916
				1,627,832
	LODGING - 1.6%
400,000	Marriott International, Inc.	2.125	10/3/2022	387,820

	MACHINERY - DIVERSIFIED - 3.4%
800,000	Tennant Co.	5.625	5/1/2025	804,916

	MEDIA - 4.9%
434,000	AMC Networks, Inc.	4.750	12/15/2022	435,204
780,000	Meredith Corp.	6.875	2/1/2026	724,741
				1,159,945
	MINING - 1.2%
300,000	Compass Minerals International, Inc. **	4.875	7/15/2024	298,843

	MISCELLANEOUS MANUFACTURER - 2.9%
720,000	Trinity Industries, Inc.	4.550	10/1/2024	701,132

	RETAIL - 10.1%
760,000	Brinker International, Inc.	3.875	5/15/2023	663,575
475,000	Gap, Inc.	5.950	4/12/2021	493,525
475,000	Sally Capital, Inc.	5.625	12/1/2025	464,362
798,000	Wendy’s International LLC	7.000	12/15/2025	797,254
				2,418,716
	SEMICONDUCTORS - 2.6%
550,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	618,621

	STORAGE/WAREHOUSING - 0.5%
125,000	Mobile Mini, Inc.	5.875	7/1/2024	128,516

	TELECOMMUNICATIONS - 6.4%
632,000	Cincinnati Bell, Inc. **	7.000	7/15/2024	652,929
905,000	Consolidated Communications, Inc.	6.500	10/1/2022	870,605
				1,523,534

	TOTAL CORPORATE BONDS (Cost - $15,197,541)			15,060,578

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CONVERTIBLE BONDS - 7.1%
	HOME BUILDERS- 2.7%
$600,000	Winnebago Industries, Inc. **	1.500	4/1/2025	$632,964

	PRIVATE EQUITY- 2.3%
575,000	Hercules Capital, Inc.	4.375	2/1/2022	545,374

	TRUCKING & LEASING - 2.1%
625,000	Greenbrier Cos., Inc.	2.875	2/1/2024	510,899

	TOTAL CONVERTIBLE BONDS (Cost - $1,695,520)			1,689,237

Shares
	ESCROW SHARES - 0.0%
675,000	Bristow Group, Inc. - Escrow shares ^ * < (Cost - $0)			0

	SHORT-TERM INVESTMENTS - 7.4%
	MONEY MARKET FUND - 7.4%
1,764,501	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.11% *** (Cost - $1,764,501)			1,764,501

	TOTAL INVESTMENTS - 98.8% (Cost - $24,539,654)			$23,594,372
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.2%			286,850
	NET ASSETS - 100.0%			$23,881,222

^	Non-income producing security.

*	Security is restricted and in default.

<	Illiquid security. At May 31, 2020, the illiquid security amounted to 0.2% of net assets.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $2,391,652 and 10.0% of net assets.

***	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2020.

LLC - Limited Liability Company

REITS - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2020

	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond
	Fund	Fund	Fund	Fund
Assets:
Investments in Unaffiliated Securities at Cost	$95,351,171	$56,039,437	$59,432,270	$24,539,654
Investment in Non-controlled Affiliated Security at Cost	—	1,852,545	4,888,155	—
Total Securities at Cost	95,351,171	57,891,982	64,320,425	24,539,654
Investments in Unaffiliated Securities at Value	$116,770,648	$63,527,723	$57,219,965	$23,594,372
Investment in Non-controlled Affiliated Security at Value	—	381,892	3,883,068	—
Total Securities at Value	116,770,648	63,909,615	61,103,033	23,594,372
Dividends and Interest Receivable	254,976	89,241	206,962	284,867
Receivable for Securities Sold	1,563,987	503,531	—	—
Receivable for Fund Shares Sold	167	25	—	25,000
Prepaid Expenses and Other Assets	24,879	16,954	13,487	15,956
Total Assets	118,614,657	64,519,366	61,323,482	23,920,195

Liabilities:
Payable for Securities Purchased	—	135,477	1,541,169	—
Payable for Fund Shares Redeemed	65,000	—	197	—
Investment Advisory Fees Payable	83,654	51,256	48,947	16,871
Distribution (12b-1) Fees Payable	5,978	—	—	—
Payable to Related Parties	16,654	27,458	16,114	7,021
Audit and Tax Fees Payable	4,762	7,713	8,212	7,628
Accrued Expenses and Other Liabilities	11,347	24,263	18,396	7,453
Total Liabilities	187,395	246,167	1,633,035	38,973

Net Assets	$118,427,262	$64,273,199	$59,690,447	$23,881,222

Composition of Net Assets:
At May 31, 2020, Net Assets consisted of:
Paid-in-Capital	$99,237,202	$59,895,907	$63,296,083	$26,329,688
Accumulated Earnings/(Losses)	19,190,060	4,377,292	(3,605,636)	(2,448,466)
Net Assets	$118,427,262	$64,273,199	$59,690,447	$23,881,222

Net Asset Value Per Share:
Class I Shares:
Net Assets	$92,890,875	$64,273,199	$59,690,447	$23,881,222
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	6,834,639	2,638,266	3,688,385	2,640,281
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$13.59	$24.36	$16.18	$9.04

Class A Shares:
Net Assets	$25,536,387
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	1,872,343
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$13.64
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$14.47

*	The Funds charge a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2020

	North Star	North Star	North Star	North Star
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Bond Fund
Investment Income
Dividends from Unaffiliated Investments	$1,145,295	$640,300	$1,157,785	$158,314
Dividends from Affiliated Investments	—	—	209,100	—
Interest	365,106	30,198	36,353	490,801
Total Investment Income	1,510,401	670,498	1,403,238	649,115

Expenses
Investment Advisory Fees	591,778	332,229	334,406	105,109
Administrative Service Fees	56,416	31,234	33,553	15,218
Third Party Administrative Servicing Fees	44,019	27,441	35,082	12,416
Distribution (12b-1) Fees - Class A	36,041	—	—	—
Registration Fees	29,516	15,230	14,514	13,072
Accounting Service Fees	23,300	11,013	12,733	4,391
Trustees’ Fees and Expenses	13,686	14,778	14,841	16,250
Legal Fees	12,773	12,768	13,389	12,399
Transfer Agent Fees	12,735	7,012	7,977	7,684
Printing Expense	10,138	2,954	3,345	263
Custodian Fees	8,267	3,984	3,837	2,548
Chief Compliance Officer Fees	8,235	5,307	5,241	2,908
Audit and Tax Fees	8,062	7,725	7,755	7,820
Insurance Expense	5,919	3,681	3,477	910
Other Expenses	1,145	2,303	2,928	1,720
Total Expenses	862,030	477,659	493,078	202,708
Less: Fees Waived by the Adviser	(43,514)	—	—	—
Net Expenses	818,516	477,659	493,078	202,708

Net Investment Income	691,885	192,839	910,160	446,407

Net Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss):
on Unaffiliated Investments	789,749	1,290,536	718,613	(1,126,735)
on Foreign Currency Transactions	(218)	—	—	—
Total Net Realized Gain/(Loss)	789,531	1,290,536	718,613	(1,126,735)
Net Change in Unrealized Appreciation/(Depreciation):
on Unaffiliated Investments	(4,699,231)	(6,664,129)	(15,928,121)	(647,994)
on Affiliated Investments	—	(261,876)	(1,038,233)	—
on Foreign Currency Translations	36	—	77	—
Total Net Change in Unrealized Appreciation/(Depreciation)	(4,699,195)	(6,926,005)	(16,966,277)	(647,994)

Net Realized and Unrealized Loss on Investments	(3,909,664)	(5,635,469)	(16,247,664)	(1,774,729)

Net Decrease in Net Assets Resulting From Operations	$(3,217,779)	$(5,442,630)	$(15,337,504)	$(1,328,322)

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2020	November 30, 2019
	(Unaudited)
Operations
Net Investment Income	$691,885	$1,712,090
Net Realized Gain/(Loss) on Investments	789,531	(3,369,345)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(4,699,195)	12,837,215
Net Increase/(Decrease) in Net Assets Resulting From Operations	(3,217,779)	11,179,960

Distributions to Shareholders:
Class I	(587,880)	(4,567,570)
Class A	(143,266)	(391,686)
Total Distributions Paid	(731,146)	(4,959,256)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (434,363 and 681,922 shares, respectively)	5,674,682	8,820,111
Distributions Reinvested (37,556 and 326,469 shares, respectively)	518,387	4,076,532
Cost of Shares Redeemed (332,257 and 562,267 shares, respectively)	(4,136,430)	(7,337,760)
Redemption Fee Proceeds	—	284
Total Class I Shares	2,056,639	5,559,167

Class A Shares:
Proceeds from Shares Sold (63,100 and 50,069 shares, respectively)	854,643	664,510
Proceeds from Shares Issued in Connection with Acquisition of Regal
Total Return Fund (0 and 2,890,278 shares, respectively)	—	37,791,729
Distributions Reinvested (10,194 and 29,562 shares, respectively)	141,454	388,104
Cost of Shares Redeemed (559,374 and 612,694 shares, respectively)	(7,581,322)	(8,208,949)
Redemption Fee Proceeds	135	32
Total Class A Shares	(6,585,090)	30,635,426

Net Increase/(Decrease) in Net Assets From Shares of Beneficial Interest	(4,528,451)	36,194,593

Total Increase/(Decrease) in Net Assets	(8,477,376)	42,415,297

Net Assets
Beginning of Period	126,904,638	84,489,341
End of Period	$118,427,262	$126,904,638

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2020	November 30, 2019
	(Unaudited)
Operations
Net Investment Income	$192,839	$13,897
Net Realized Gain/(Loss) on Investments	1,290,536	(2,752,311)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(6,926,005)	5,789,850
Net Increase/(Decrease) in Net Assets Resulting From Operations	(5,442,630)	3,051,436

Distributions to Shareholders:
Class I Shares:
Return of Capital	—	(160,435)
Distributions Paid	(373,810)	(4,802,178)
Total Distributions to Shareholders	(373,810)	(4,962,613)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (37,578 and 48,768 shares, respectively)	783,392	1,161,308
Distributions Reinvested (12,563 and 186,466 shares, respectively)	330,169	4,411,795
Cost of Shares Redeemed (261,034 and 280,114 shares, respectively)	(5,414,762)	(7,019,281)
Redemption Fee Proceeds	6	—
Total Class I Shares	(4,301,195)	(1,446,178)

Total Decrease in Net Assets	(10,117,635)	(3,357,355)

Net Assets
Beginning of Period	74,390,834	77,748,189
End of Period	$64,273,199	$74,390,834

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2020	November 30, 2019
	(Unaudited)
Operations
Net Investment Income	$910,160	$2,094,488
Net Realized Gain/(Loss) on Investments	718,613	(1,482,200)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(16,966,277)	5,560,183
Net Increase/(Decrease) in Net Assets Resulting From Operations	(15,337,504)	6,172,471

Distributions to Shareholders:
Class I Shares:
Return of Capital	—	(48,771)
Distributions Paid	(795,600)	(5,078,422)
Total Distributions to Shareholders	(795,600)	(5,127,193)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (251,900 and 376,358 shares, respectively)	4,171,733	7,178,073
Distributions Reinvested (39,362 and 241,950 shares, respectively)	679,771	4,519,963
Cost of Shares Redeemed (546,710 and 612,979 shares, respectively)	(9,273,911)	(11,632,847)
Redemption Fee Proceeds	867	836
Total Class I Shares	(4,421,540)	66,025

Total Increase/(Decrease) in Net Assets	(20,554,644)	1,111,303

Net Assets
Beginning of Period	80,245,091	79,133,788
End of Period	$59,690,447	$80,245,091

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2020	November 30, 2019
	(Unaudited)
Operations
Net Investment Income	$446,407	$840,135
Net Realized Loss on Investments	(1,126,735)	(162,941)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(647,994)	711,697
Net Increase/(Decrease) in Net Assets Resulting From Operations	(1,328,322)	1,388,891

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(471,478)	(826,523)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (173,206 and 436,549 shares, respectively)	1,602,486	4,218,615
Distributions Reinvested (41,125 and 69,343 shares, respectively)	382,639	668,326
Cost of Shares Redeemed (214,331 and 252,283 shares, respectively)	(1,890,050)	(2,404,560)
Redemption Fee Proceeds	1,650	300
Total Class I Shares	96,725	2,482,681

Total Increase/(Decrease) in Net Assets	(1,703,075)	3,045,049

Net Assets
Beginning of Period	25,584,297	22,539,248
End of Period	$23,881,222	$25,584,297

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class I
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	May 31, 2020		November 30, 2019		November 30, 2018	November 30, 2017	November 30, 2016	November 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$14.00		$13.52		$13.47	$12.18	$11.15	$13.46
Activity From Investment Operations:
Net investment income (a)	0.08		0.21		0.29	0.18	0.16	0.27
Net gain (loss) from securities (both realized and unrealized)	(0.40)		0.99		0.13	1.25	1.00	(1.36)
Total from operations	(0.32)		1.20		0.42	1.43	1.16	(1.09)

Less Distributions From:
Net investment income	(0.08)		(0.20)		(0.25)	(0.13)	(0.13)	(0.28)
Net realized gains on investments	(0.01)		(0.52)		(0.12)	(0.01)	—	(0.91)
Return of Capital	—		—		—	—	—	(0.03)
Total Distributions	(0.09)		(0.72)		(0.37)	(0.14)	(0.13)	(1.22)

Redemption Fees	—		0.00	(b)	—	—	—	0.00 (b)

Net Asset Value, End of Period	$13.59		$14.00		$13.52	$13.47	$12.18	$11.15

Total Return (c)	(2.32	)% (d)	9.61%		3.13%	11.76%	10.51%	(8.47)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$92,891		$93,761		$84,473	$81,108	$74,341	$70,824
Ratio to average net assets:
Expenses, Gross (e)	1.37	% (f)	1.34%		1.42%	1.42%	1.49%	1.36%
Expenses, Net of waiver or recapture	1.30	% (f)	1.34	% (g)	1.42%	1.42%	1.49%	1.36%
Net investment income	1.21	% (f)	1.58%		2.11%	1.40%	1.40%	2.26%
Portfolio turnover rate	40	% (d)	46%		44%	47%	61%	61%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the six months ended May 31, 2020, total returns would have been lower.

(d)	Not annualized.

(e)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(f)	Annualized.

(g)	Effective February 19, 2019, the expense limitation was reduced to 1.30%

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class A
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	May 31, 2020		November 30, 2019		November 30, 2018	November 30, 2017	November 30, 2016	November 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$14.05		$13.57		$13.51	$12.22	$11.15	$13.46
Activity From Investment Operations:
Net investment income (a)	0.06		0.17		0.26	0.15	0.14	0.27
Net gain (loss) from securities (both realized and unrealized)	(0.40)		1.00		0.13	1.24	1.04	(1.36)
Total from operations	(0.34)		1.17		0.39	1.39	1.18	(1.09)

Less Distributions From:
Net investment income	(0.06)		(0.17)		(0.21)	(0.09)	(0.11)	(0.28)
Net realized gains on investments	(0.01)		(0.52)		(0.12)	(0.01)	—	(0.91)
Return of Capital	—		—		—	—	—	(0.03)
Total Distributions	(0.07)		(0.69)		(0.33)	(0.10)	(0.11)	(1.22)

Redemption Fees	0.00	(b)	0.00	(b)	—	—	—	—

Net Asset Value, End of Period	13.64		14.05		13.57	13.51	$12.22	$11.15

Total Return (c)	(2.43	)% (d)	9.32%		2.92%	11.44%	10.49%	(8.47)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$25,536		$33,143		$16	$17	$15	$14 (e)
Ratio to average net assets:
Expenses, Gross (f)	1.62	% (g)	1.55%		1.67%	1.68%	1.74%	1.61%
Expenses, Net of waiver or recapture	1.55	% (g)	1.55	% (h)	1.67%	1.68%	1.74%	1.61%
Net investment income	0.94	% (g)	1.27%		1.86%	1.15%	1.19%	2.01%
Portfolio turnover rate	40	% (d)	46%		44%	47%	61%	61%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2019 and six months ended May 31, 2020, total returns would have been lower.

(d)	Not annualized.

(e)	Actual net assets not truncated.

(f)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(g)	Annualized.

(h)	Effective February 19, 2019, the expense limitation was reduced to 1.55%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2020		November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016	November 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$26.11		$26.86	$29.47	$28.02	$24.51	$29.52
Activity From Investment Operations:
Net investment income (loss) (a)	0.07		0.00 (b)	0.00 (b)	(0.05)	(0.05)	0.12
Net gain (loss) from securities (both realized and unrealized)	(1.69)		0.97	(1.70)	2.43	4.76	(2.71)
Total from operations	(1.62)		0.97	(1.70)	2.38	4.71	(2.59)

Less Distributions From:
Net investment income	(0.13)		(0.04)	—	—	(0.03)	(0.14)
Net realized gains on investments	—		(1.62)	(0.91)	(0.93)	(1.17)	(2.28)
Return of Capital	—		(0.06)	—	—	—	—
Total Distributions	(0.13)		(1.72)	(0.91)	(0.93)	(1.20)	(2.42)

Redemption Fees	0.00	(b)	—	—	—	—	—

Net Asset Value, End of Period	$24.36		$26.11	$26.86	$29.47	$28.02	$24.51

Total Return (c)	(6.24	)% (d)	4.26%	(5.87)%	8.71%	20.31%	(9.49)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$64,273		$74,391	$77,748	$83,005	$77,742	$66,677
Ratio to average net assets:
Expenses	1.44	% (e)	1.43%	1.39%	1.39%	1.46%	1.35%
Net investment income (loss)	0.58	% (e)	0.02%	0.01%	(0.18)%	(0.21)%	0.44%
Portfolio turnover rate	23	% (d)	22%	32%	28%	33%	34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Dividend Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2020		November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016	November 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$20.35		$20.09	$21.93	$20.46	$17.68	$18.33
Activity From Investment Operations:
Net investment income (a)	0.24		0.52	0.49	0.47	0.39	0.50
Net gain (loss) from securities (both realized and unrealized)	(4.20)		1.04	(1.85)	2.04	2.94	(0.31)
Total from operations	(3.96)		1.56	(1.36)	2.51	3.33	0.19

Less Distributions From:
Net investment income	(0.21)		(0.51)	(0.48)	(0.46)	(0.38)	(0.50)
Net realized gains on investments	—		(0.78)	—	(0.51)	(0.17)	(0.34)
Return of Capital	—		(0.01)	—	(0.07)	—	—
Total Distributions	(0.21)		(1.30)	(0.48)	(1.04)	(0.55)	(0.84)

Redemption Fees (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$16.18		$20.35	$20.09	$21.93	$20.46	$17.68

Total Return (c)	(19.50	)% (d)	8.46%	(6.35)%	12.74%	19.30%	1.09%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$59,690		$80,245	$79,134	$80,761	$67,886	$50,922
Ratio to average net assets:
Expenses	1.48	% (e)	1.43%	1.42%	1.41%	1.48%	1.39%
Net investment income	2.73	% (e)	2.73%	2.21%	2.29%	2.12%	2.80%
Portfolio turnover rate	38	% (d)	15%	20%	18%	23%	25%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Bond Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2020		November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016	November 30, 2015 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.69		$9.44	$9.92	$9.93	$9.74	$10.00
Activity From Investment Operations:
Net investment income (b)	0.17		0.34	0.35	0.32	0.31	0.28
Net gain (loss) from securities (both realized and unrealized)	(0.64)		0.25	(0.48)	(0.02)	0.22	(0.30)
Total from operations	(0.47)		0.59	(0.13)	0.30	0.53	(0.02)

Less Distributions From:
Net investment income	(0.18)		(0.34)	(0.35)	(0.31)	(0.31)	(0.24)
Net realized gains on investments	—		—	—	—	(0.03)	—
Total Distributions	(0.18)		(0.34)	(0.35)	(0.31)	(0.34)	(0.24)

Redemption Fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—	0.00	(c)

Net Asset Value, End of Period	$9.04		$9.69	$9.44	$9.92	$9.93	$9.74

Total Return (d)	(4.91	)% (e)	6.29%	(1.34)%	3.09%	5.55%	(0.20	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$23,881		$25,584	$22,539	$23,056	$16,390	$10,556
Ratio to average net assets:
Expenses, Gross (f)	1.64	% (g)	1.63%	1.68%	1.71%	1.70%	2.48	% (g)
Expenses, Net of expense waiver or recapture	1.64	% (g)	1.63%	1.77%	1.79%	1.79%	1.79	% (g)
Net investment income	3.61	% (g)	3.55%	3.57%	3.16%	3.16%	3.02	% (g)
Portfolio turnover rate	21	% (e)	33%	23%	26%	30%	33	% (e)

(a)	The North Star Bond Fund commenced operations on December 19, 2014.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.005 per share.

(d)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the period ended November 30, 2015, total returns would have been lower. Had the Adviser not recaptured previously waived expenses for the fiscal years ended November 30, 2018, 2017 and 2016, total returns would have been higher in those years.

(e)	Not annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2020

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment companies.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds. Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014

The North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Investments in open-ended investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2020 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$84,920,942	$—	$—	$84,920,942
Preferred Stock	4,671,335	—	—	4,671,335
Corporate Bonds	—	6,053,105	—	6,053,105
Short-Term Investments	21,125,266	—	—	21,125,266
Total	$110,717,543	$6,053,105	$—	$116,770,648

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$58,122,229	$1,267,608	$—	$59,389,837
Short-Term Investments	4,519,778	—	—	4,519,778
Total	$62,642,007	$1,267,608	$—	$63,909,615

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$50,865,582	$2,033,754	$—	$52,899,336
Short-Term Investments	8,203,697	—	—	8,203,697
Total	$59,069,279	$2,033,754	$—	$61,103,033

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$—	$45,225	$—	$45,225
Preferred Stock	5,034,831	—	—	5,034,831
Corporate Bonds	—	15,060,578	—	15,060,578
Convertible Bonds	—	1,689,237	—	1,689,237
Escrow Shares	—	—	—	—
Short-Term Investments	1,764,501	—	—	1,764,501
Total	$6,799,332	$16,795,040	$—	$23,594,372

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds November 30, 2020 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

Fund	Advisory Fee
North Star Opportunity Fund*	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Micro Cap Fund	1.00%
North Star Dividend Fund	1.00%
North Star Bond Fund	0.85%

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

For the six months ended May 31, 2020, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$591,778
North Star Micro Cap Fund	332,229
North Star Dividend Fund	334,406
North Star Bond Fund	105,109

The Adviser has contractually agreed, at least until March 31, 2021 for the North Star Opportunity, North Star Micro Cap, North Star Dividend and North Star Bond Funds to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Funds do not exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.79% of the North Star Bond Fund’s average net assets for Class I shares. Prior to February 19, 2019, the Adviser contractually agreed to waive fees so that total annual operating expenses did not exceed 1.99% and 1.74% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively. The Adviser waived fees in the amount of $43,514 in the North Star Opportunity Fund for the six months ended May 31, 2020.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.55% and 1.30% of the North Star Opportunity Fund’s average daily net assets attributable to Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average daily net assets for Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares. If Fund Operating Expenses subsequently exceed 1.55% and 1.30% of the North Star Opportunity Fund’s Class I and Class A shares respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s Class I shares and 1.79% of the North Star Bond Fund’s Class I shares per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement.) The Adviser may recapture expenses only if the expenses are below the expense limitation at the time of the waiver, for North Star Opportunity Fund. The Board may terminate this expense reimbursement arrangement at any time. For the fiscal year ended November 30, 2019, the North Star Micro Cap, North Star Dividend and North Star Bond Funds had no recapture available. As of November 30, 2019, the North Star Opportunity Fund had $154 available for recapture, expiring on November 30, 2022.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund is permitted to pay 0.25% per year of its

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended May 31, 2020, the North Star Opportunity Fund Class A shares incurred $36,041 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the six months ended May 31, 2020, the Distributor received $0 in underwriting commissions, of which $0 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”).

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2020 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$39,532,085	$44,545,763
North Star Micro Cap Fund	14,286,245	14,285,118
North Star Dividend Fund	22,242,485	22,409,142
North Star Bond Fund	4,918,977	5,302,009

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2020, NFS LLC held approximately 64.9% of the voting securities of the North Star Opportunity Fund, 68.1% of the North Star Micro Cap Fund, 68.7% of the North Star Dividend Fund and 80.5% of the North Star Bond Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2020 the North Star Opportunity Fund had $135 in redemption fees, the North Star Micro Cap Fund has $6 in redemption fees, the North Star Dividend Fund had $867 in redemption fees and the North Star Bond Fund had $1,650 in redemption fees.

7.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Micro Cap Fund and the North Star Dividend Fund at May 31, 2020, are noted in each Fund’s Portfolio of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Micro Cap Fund
						Net Change in
				Dividends		Unrealized
	Fair Value			Credited to	Realized	Appreciation	Fair Value
Description	11/30/2019	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	5/31/2020
NTN Buzztime, Inc.	$364,826	$—	$—	$—	$—	$(204,274)	$160,552
Truett-Hurst, Inc. - Class A	278,942	—	—	—	—	(57,602)	221,340
Total	$643,768	$—	$—	—	$—	$(261,876)	$381,892

North Star Dividend Fund
						Net Change in
				Dividends		Unrealized
	Fair Value			Credited to	Realized	Appreciation	Fair Value
Description	11/30/2019	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	5/31/2020
Marketing Alliance, Inc.	$1,504,301	$—	$—	$—	$—	$(120,233)	$1,384,068
Crown Crafts, Inc.	3,417,000	—	—	209,100	—	(918,000)	2,499,000
Total	$4,921,301	$—	$—	$209,100	$—	$(1,038,233)	$3,883,068

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2020, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
North Star Opportunity Fund	$95,164,230	$28,314,375	$(6,707,957)	$21,606,418
North Star Micro Cap Fund	57,948,270	16,842,438	(10,881,093)	5,961,345
North Star Dividend Fund	65,519,758	6,459,717	(10,876,442)	(4,416,725)
North Star Bond Fund	24,540,677	306,365	(1,252,670)	(946,305)

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years was as follows:

	For the period ended November 30, 2019				For the period ended November 30, 2018
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
North Star Opportunity Fund	$4,655,800	$303,456	$—	$4,959,256	$1,511,914	$746,806	$—	$2,258,720
North Star Micro Cap Fund	13,897	4,788,281	160,435	4,962,613	—	2,567,005	—	2,567,005
North Star Dividend Fund	2,020,527	3,057,895	48,771	5,127,193	1,798,322	45,094	—	1,843,416
North Star Bond Fund	826,523	—	—	826,523	829,318	—	—	829,318

As of November 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$177,871	$(2,516,285)	$(56,191)	$(772,023)	$26,305,613	$23,138,985
North Star Micro Cap Fund	—	(1,765,807)	56,288	(984,099)	12,887,350	10,193,732
North Star Dividend Fund	—	(592,926)	1,369,411	(798,646)	12,549,629	12,527,468
North Star Bond Fund	40,443	(253,589)	—	(137,209)	(298,311)	(648,666)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships, unamortized organizational costs from fund mergers and tax adjustments for partnerships, trust preferred securities, C-Corporations with return of capital distributions and perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
North Star Opportunity Fund	$772,023
North Star Micro Cap Fund	984,099
North Star Dividend Fund	798,646
North Star Bond Fund	137,209

At November 30, 2019, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
North Star Opportunity Fund	$2,516,285	$—	$2,516,285	$—
North Star Micro Cap Fund	1,470,592	295,215	1,765,807	—
North Star Dividend Fund	505,224	87,702	592,926	—
North Star Bond Fund	21,398	232,191	253,589	—

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

Permanent book and tax differences, primarily attributable to net operating losses, non-deductible expenses, adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships and adjustments for fund mergers, resulted in reclassification for the following Funds for the period ended November 30, 2019 as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
North Star Opportunity Fund	$(7,721)	$7,721
North Star Micro Cap Fund	(384,237)	384,237
North Star Dividend Fund	(94,652)	94,652

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

North Star Funds
EXPENSE EXAMPLE (Unaudited)
May 31, 2020

As a shareholder of each Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/1/2019	5/31/2020	12/1/19 – 5/31/20*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$976.80	$6.42	1.30%
Class A	$1,000.00	$975.70	$7.66	1.55%
North Star Micro Cap Fund
Class I	$1,000.00	$937.60	$6.98	1.44%
North Star Dividend Fund
Class I	$1,000.00	$805.00	$6.68	1.48%
North Star Bond Fund
Class I	$1,000.00	$950.90	$8.00	1.64%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

North Star Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
May 31, 2020

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	12/1/2019	5/31/2020	12/1/19 – 5/31/20*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,018.50	$6.56	1.30%
Class A	$1,000.00	$1,017.25	$7.82	1.55%
North Star Micro Cap Fund
Class I	$1,000.00	$1,017.80	$7.26	1.44%
North Star Dividend Fund
Class I	$1,000.00	$1,017.60	$7.47	1.48%
North Star Bond Fund
Class I	$1,000.00	$1,016.80	$8.27	1.64%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

North Star Funds
Additional Information (Unaudited)
May 31, 2020

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 14-15, 2019, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and the North Star Bond Fund (the “North Star Funds”) and North Star Investment Management Corporation (“North Star”) (the “North Star Advisory Agreement”).

Based on their evaluation of the information provided by North Star, in conjunction with each North Star Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the North Star Advisory Agreement with respect to each of the North Star Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the North Star Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the North Star Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the North Star Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the North Star Funds. The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the North Star Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement. In considering the renewal of the North Star Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by North Star related to the proposed renewal of the North Star Advisory Agreement with respect to each of the North Star Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the North Star Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of North Star’s compliance infrastructure and the experience of its investment advisory personnel. The Board noted that North Star was an experienced investment adviser with seasoned senior management and that the performance of the North Star Funds supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the North Star Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether North Star’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under North Star’s compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the North Star Funds’ investment limitations and discussed North Star’s compliance program with the CCO of the Trust. The Board noted that

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2020

the CCO of the Trust continued to represent that North Star’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted North Star’s representation that the prospectus and statement of additional information for the North Star Funds accurately describe the investment strategies of each of the North Star Funds. The Board then reviewed the capitalization of North Star based on financial information provided by and representations made by North Star and its representatives and concluded that North Star was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to each of the North Star Funds. The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the North Star Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by North Star to each of the North Star Funds were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended August 31, 2019, for North Star Opportunity, North Star Micro Cap and North Star Dividend, and the one year, three year and since inception periods ended August 31, 2019, for North Star Bond. With respect to North Star Opportunity, the Board noted that North Star Opportunity underperformed its peer group median, Morningstar category median and benchmark for each period. The Board also discussed the Morningstar category for North Star Opportunity noting the adviser’s belief that it was not an ideal fit as North Star Opportunity is more small-cap oriented as compared to the Morningstar category which is mostly made up of funds investing in large-cap equities. The Board reviewed the performance of North Star Micro Cap noting that North Star Micro Cap had outperformed its benchmark, peer group median and Morningstar category median for the one year and since inception periods, underperformed the peer group median while outperforming its Morningstar category median and benchmark for the three year period and outperformed its peer group median and benchmark while underperforming the Morningstar category median for the five year period. The Board also reviewed the performance of North Star Dividend noting that North Star Dividend had outperformed its benchmark, peer group median and Morningstar category median for the one year, five year and since inception periods and outperformed its benchmark while underperforming the peer group median and Morningstar category median for the three year period. The Board also reviewed the performance of North Star Bond noting that North Star Bond underperformed the benchmark, peer group median and Morningstar category median for the one year, three year and since inception periods. After further discussion, the Board concluded that although relative performance in general had slipped this past year, the performance of each of North Star Opportunity, North Star Micro Cap, North Star Dividend and North Star Bond was acceptable.

Fees and Expenses. As to the costs of the services provided by North Star, the Board reviewed and discussed each of the North Star Funds advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Reports. The Board noted that the advisory fee for each North Star Fund was near or at the top of its respective peer group and Morningstar category ranges. The Board further noted that North Star Opportunity, North Star Micro Cap and North Star Dividend were each being charged a 1.00% advisory fee by North Star which was above the Morningstar category median and peer group median for each Fund although not the highest in the peer group. With respect to North Star Bond, the Board noted the Fund’s 0.85% advisory fee was also higher than the peer group median and Morningstar category median and that the Fund’s higher net expense ratio may be explained by relatively lower asset levels than its peers and less ability to benefit from economies of scale.

The Board discussed North Star’s similarly managed accounts which were comparable to North Star Micro Cap and North Star Dividend noting the advisory fee of 0.50% was substantially less than the 1.00% advisory fee charged by North Star for those Funds. The Board noted, however, that North Star had represented to the Board that it charged a lower fee for such accounts as they are sub-advisory accounts where North Star only manages a portion of an account portfolio and did not have direct contact with the ultimate client and, as a result, North Star provided fewer services to such accounts.

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2020

The Board then reviewed the contractual arrangements for each of the North Star Funds, which stated that North Star had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2021, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed: 1.55%, 1.55%, and 1.30%, of North Star Opportunity’s average annual net assets for Class A, Class R and Class I Shares, respectively; 2.24%, 1.74%, 1.99% of North Star Dividend’s average annual net assets for Class A, Class I and Class R shares, respectively; 2.24%, 1.74%, and 1.99% of North Star Micro Cap’s average annual net assets for Class A, Class I, Class R shares, respectively; and 2.24%, 1.79% and 1.99% of North Star Bond’s average annual net assets for Class A, Class I shares and Class R shares, respectively. The Board found such arrangements to be beneficial to shareholders. The Board further noted that each North Star Fund was currently operating below each of these expense caps. The Board concluded that based on North Star’s experience, expertise and services provided to the Funds, the advisory fee charged by North Star for each North Star Fund, although at or near the high end of each North Star Fund’s peer group, was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to North Star with respect to each of North Star Opportunity, North Star Dividend, North Star Micro Cap, and North Star Bond based on profitability reports and profitability analyses provided by North Star with respect to each North Star Fund. The Board also reviewed the selected financial information of North Star provided by North Star. After review and discussion, the Board concluded that the anticipated profit from North Star’s relationship with each of the North Star Funds was not excessive.

Economies of Scale. As to the extent to which each of the North Star Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the North Star Funds, North Star’s expectations for growth of each of the North Star Funds, and concluded that any material economies of scale would not be achieved in the near term. After further discussion, the Board noted they would revisit the possibility of adding break points with respect to a North Star Fund once a Fund approaches $100 million in assets.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from North Star as the Trustees believed to be reasonably necessary to evaluate the terms of the North Star Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the North Star Advisory Agreement, (a) the terms of the North Star Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the North Star Advisory Agreement is in the best interests of each North Star Fund and its shareholders. In considering the renewal of the North Star Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the North Star Advisory Agreement was in the best interest of each North Star Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Investment Adviser
North Star Investment Management Corp.
20 N. Wacker Drive #1416
Chicago, IL 60606

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/4/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/4/20

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/4/20